SCHEDULE OF FAIR VALUE AND CARRYING VALUES OF CONVERTIBLE NOTES (Details) - USD ($) $ in Thousands	Jan. 11, 2024	Dec. 31, 2023	Dec. 15, 2023	Jul. 14, 2023
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Convertible debt	$ 3,785		$ 18,554	$ 21,818
Fair Value, Inputs, Level 3 [Member] | Reported Value Measurement [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Convertible debt		$ 16,616
Fair Value, Inputs, Level 3 [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Convertible debt		$ 17,594